Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets
Schedule of intangible assets

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2025	53,410	591	54,001
Additions	1,507	—	1,507
Other movements	(4)	—	(4)
Cost at June 30, 2025	54,913	591	55,504
Opening value at January 1, 2026	55,367	591	55,958
Additions	154	—	154
Cost at June 30, 2026	55,521	591	56,112
Amortization
Opening amortization at January 1, 2025	(3,452)	(168)	(3,620)
Amortization	(456)	(21)	(477)
Amortization at June 30, 2025	(3,908)	(189)	(4,097)
Opening amortization at January 1, 2026	(5,639)	(211)	(5,850)
Amortization	(2,225)	(21)	(2,246)
Amortization at June 30, 2026	(7,864)	(232)	(8,096)
Net book value at June 30, 2025	51,005	402	51,407
Net book value at June 30, 2026	47,657	359	48,016